Earnings per share (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	6 Months Ended		0 Months Ended
	Dec. 31, 2010 Own Share Lending Agreement (Member)	Dec. 31, 2009 Own Share Lending Agreement (Member)	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Jun. 30, 2011 Acquistion of 25% of Ocean Rig UDW (Member)	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Feb. 14, 2011 Delivery of Ocean Rig Corvorado (Member)	Apr. 12, 2011 Delivery of Ocean Rig Olympia (Member)	Feb. 14, 2011 Delivery of Ocean Rig Olympia (Member)	Jun. 30, 2011 Delivery of Ocean Rig Olympia (Member)
Preferred stock shares issued					52,238,806
Percentage of shares acquired					25.00%
Face value of preferred shares issued			$ 280,000
Preferred Stock				6.75%
The number of shares converted						13,059,701	13,059,701
Shares issued due to the conversion of preferred stock						10,242,903	10,242,903
Percentage Of Preferred Stock Converted						25.00%		25.00%
Conversion of preferred stock						5,158,762	644,844
Dividends Payable									$ 3,930
Own Share Lending Arrangement Shares Issued In Period	10,000,000	26,100,000